MERCURY QA STRATEGY SERIES, INC.
                      SUPPLEMENT DATED FEBRUARY 6, 2002 TO
                       STATEMENT OF ADDITIONAL INFORMATION
                              DATED APRIL 27, 2001

                          MERCURY GLOBAL BALANCED FUND
                      SUPPLEMENT DATED FEBRUARY 6, 2002 TO
                       STATEMENT OF ADDITIONAL INFORMATION
                              DATED MARCH 16, 2001

                            MERCURY US LARGE CAP FUND
                      SUPPLEMENT DATED FEBRUARY 6, 2002 TO
                       STATEMENT OF ADDITIONAL INFORMATION
                            DATED SEPTEMBER 14, 2001

                      MERCURY US GOVERNMENT SECURITIES FUND
                      SUPPLEMENT DATED FEBRUARY 6, 2002 TO
                       STATEMENT OF ADDITIONAL INFORMATION
                               DATED JUNE 1, 2001

                          MERCURY GLOBAL HOLDINGS, INC.
                      SUPPLEMENT DATED FEBRUARY 6, 2002 TO
                       STATEMENT OF ADDITIONAL INFORMATION
                              DATED MARCH 27, 2001

                           MERCURY INTERNATIONAL FUND
                       SUPPLEMENT DATED FEBRUARY 6, 2002 TO
                       STATEMENT OF ADDITIONAL INFORMATION
                            DATED SEPTEMBER 18, 2001

                        MERCURY PAN-EUROPEAN GROWTH FUND
                      SUPPLEMENT DATED FEBRUARY 6, 2002 TO
                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED SEPTEMBER 7, 2001

         Effective immediately, the third paragraph contained in the sub-section entitled "Deferred Sales Charge Alternatives - Class B and Class C Shares" in the "PURCHASE OF SHARES" section of the Fund's Statement of Additional Information states as follows:

         The charge may also be reduced or waived in other instances, such as:
(c) redemptions by certain eligible 401(a) and 401(k) plans and certain retirement plan rollovers; (d) redemptions in connection with participation in certain fee-based programs managed by the Investment Adviser or its affiliates;
(e) redemptions in connection with participation in certain fee-based programs managed by selected dealers or other financial intermediaries that have agreements with Mercury or, until June 30, 2002, the termination by the Distributor of certain distribution arrangements regarding a Fund with unaffiliated selected dealers or other financial intermediaries; or (f) withdrawals through the Systematic Withdrawal Plan of up to 10% per year of your account value at the time the plan is established; or (g) involuntary termination of an account in which Fund shares are held or for withdrawals through the Systematic Withdrawal Plan.





CODE# MF-SAICDSC-0202ALL